Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
4. Fair Value Measurements
Fair value measurements are market-based measurements, not entity-specific measurements. Therefore, fair value measurements are determined based on the assumptions that market participants would use in pricing the asset or liability. The Company follows a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•
Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable in active markets.
The Company has investments in money market accounts, which are included in cash and cash equivalents on the balance sheets. Fair value inputs for these investments are considered Level 1 measurements within the fair value hierarchy since money market account fair values are known and observable through daily published floating net asset values.
The following table summarizes the Company’s fair value hierarchy for its financial assets measured at fair value on a recurring basis as of March 31, 2024 and December 31, 2023, respectively (in thousands).

	Fair Value Measurements Using
March 31, 2024	Fair Value	Level 1	Level 2	Level 3
Money market	$176	$176	$—	$—
Treasury bills and government agency bonds	323	323	—	—

	$499	$499	$—	$—

	Fair Value Measurements Using
December 31, 2023	Fair Value	Level 1	Level 2	Level 3
Money market	$5,449	$5,449	$—	$—

3. Fair Value Measurements
Fair value measurements are market-based measurements, not entity-specific measurements. Therefore, fair value measurements are determined based on the assumptions that market participants would use in pricing the asset or liability. The Company follows a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•
Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable in active markets.
The Company has investments in money market accounts, which are included in cash and cash equivalents on the balance sheets. Fair value inputs for these investments are considered Level 1 measurements within the fair value hierarchy since money market account fair values are known and observable through daily published floating net asset values.
The following table summarizes the Company’s fair value hierarchy for its financial assets measured at fair value on a recurring basis as of December 31, 2023 and December 31, 2022, respectively.

	Fair Value Measurements Using
As of December 31, 2023	Fair Value	Level 1	Level 2	Level 3
Money market	$5,448,990	$5,448,990	$—	$—

	Fair Value Measurements Using
As of December 31, 2022	Fair Value	Level 1	Level 2	Level 3
Money market	$17,573,584	$17,573,584	$—	$—
Nonfinancial Assets and Liabilities
The Company applies fair value techniques on a
non-recurring
basis, if and when necessary, associated with: (1) valuing potential impairment losses related to goodwill which are accounted for pursuant to the authoritative guidance for intangibles—goodwill and other; and (2) valuing potential impairment losses related to long-lived assets which are accounted for pursuant to the authoritative guidance for property, plant and equipment.